LEASES AND SHIP CHARTERS	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
LEASES AND SHIP CHARTERS
39	LEASES AND SHIP CHARTERS

a)	As Lessor

Operating leases, in which the Group is the lessor, relate to a ship owned by the Group chartered out under bareboat charter party agreement with a lease term of 4 years, with 2 years extension option. The lease does not have an option to purchase the ship at the expiry of the lease period.

Maturity analysis of operating lease payments:

	2020	2019
	US$’000	US$’000

Year 1	5,256	5,241
Year 2	2,081	5,256
Year 3	-	2,081
Total	7,337	12,578

b)	As Lessee

At 31 December 2020, the group is committed to $3,927,000 (2019: $9,623,000) for short-term leases of ships and $16,000 (2019: $193,000) for office and residential property respectively.